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                                STI CLASSIC FUNDS

              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)
       STI CLASSIC EQUITY FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)
           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS
                 STI CLASSIC FUNDS FOR THE SUNTRUST 401(K) PLAN
               STI CLASSIC BOND FUNDS I SHARES (FORMERLY T SHARES)
      STI CLASSIC BOND AND MONEY MARKET FUNDS I SHARES (FORMERLY T SHARES)
        STI CLASSIC BOND FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                          SUPPLEMENT DATED MAY 31, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING CHANGES TO THE FOLLOWING STI CLASSIC FUNDS' INVESTMENT STRATEGIES AND SHOULD BE READ IN CONJUNCTION WITH EACH FUND'S PROSPECTUS.

STI CLASSIC FUNDS -- EQUITY FUNDS

-      AGGRESSIVE GROWTH STOCK FUND

Effective August 1, 2006 the Aggressive Growth Stock Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts.

-     EMERGING GROWTH STOCK FUND

Effective August 1, 2006 the Emerging Growth Stock Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts.

-     LARGE CAP QUANTITATIVE EQUITY FUND

Effective August 1, 2006 the Large Cap Quantitative Equity Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. This market capitalization range may change in the future.

-      LARGE CAP RELATIVE VALUE FUND

Effective August 1, 2006 the Large Cap Relative Value Fund will invest, under normal circumstances, at least 80% of its net assets in large cap companies. The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. This market capitalization range may change in the future.


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-     LARGE CAP VALUE EQUITY FUND

Effective August 1, 2006 the Large Cap Value Equity Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. This market capitalization range may change in the future.

-     MID-CAP EQUITY FUND

Effective August 1, 2006 the Mid-Cap Equity Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers mid-cap companies to be companies with market capitalizations of $1 billion to $12 billion and companies in the Russell MidCap(R) Index. This market capitalization range may change in the future.

-      QUALITY GROWTH STOCK FUND

Effective August 1, 2006 the Quality Growth Stock Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts.

-      SMALL CAP GROWTH STOCK FUND

Effective August 1, 2006 the Small Cap Growth Stock Fund will invest, under normal circumstances, at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers small cap companies to be companies with market capitalizations below $3 billion. This market capitalization range may change in the future.

-      SMALL CAP VALUE EQUITY FUND

Effective August 1, 2006 the Small Cap Value Equity Fund will invest, under normal circumstances, at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers small cap companies to be companies with market capitalizations below $3 billion. This market capitalization range may change in the future.

STI CLASSIC FUNDS - BOND FUNDS

-      CORE BOND FUND

Effective August 1, 2006 the Core Bond Fund will invest, under normal circumstances, at least 80% of its net assets in fixed income securities. These securities will be chosen from a broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

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-      HIGH QUALITY BOND FUND

Effective August 1, 2006 the High Quality Bond Fund will invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities. These securities will be primarily U.S. government, corporate and mortgage-backed securities rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

-      INTERMEDIATE BOND FUND

Effective August 1, 2006 the Intermediate Bond Fund will invest, under normal circumstances, at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate-term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

-      INVESTMENT GRADE BOND FUND

Effective August 1, 2006 the Investment Grade Bond Fund will invest, under normal circumstances, at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

-      SEIX HIGH YIELD FUND

Effective August 1, 2006 the Seix High Yield Fund will invest, under normal circumstances, at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield fixed income securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or in unrated securities that the Adviser believes are of comparable quality.

-      TOTAL RETURN BOND FUND

Effective August 1, 2006 the Total Return Bond Fund will invest, under normal circumstances, at least 80% of its net assets in fixed income securities. These securities will be chosen from a wide array debt securities, primarily utilizing government, corporate and mortgage-backed securities and floating rate loans.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                                STI CLASSIC FUNDS

                       SMALL CAP QUANTITATIVE EQUITY FUND

                        STI CLASSIC EQUITY FUNDS I SHARES
                 STI CLASSIC EQUITY FUNDS A SHARES AND C SHARES

                          SUPPLEMENT DATED MAY 31, 2006
                      TO THE PROSPECTUS DATED APRIL 3, 2006

THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING A CHANGE TO THE SMALL CAP QUANTITATIVE EQUITY FUND'S INVESTMENT STRATEGY AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.


Effective August 1, 2006, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stocks and other U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts. The Adviser considers small cap companies to be companies with market capitalizations below $3 billion. This market capitalization range may change in the future.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.